Income Tax - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Unrecognized tax benefits that would impact effective tax rate	$ 40,000.00
Unrecognized tax benefits, income tax penalties and interest	0	$ 0	$ 0
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0	$ 0	$ 0